Revenues	12 Months Ended
Dec. 31, 2024
Revenues
Revenues

22.Revenues

	Year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Charging services revenues	82,590	129,434	169,093
Energy solutions revenues	8,115	100,545	25,516
New initiatives revenues	2,109	3,384	6,367
	92,814	233,363	200,976

	Year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Timing of revenue recognition
Goods and services transferred at a point in time	92,814	145,641	190,203
Goods and services transferred over time	—	87,722	10,773
	92,814	233,363	200,976